Significant Accounting Policies (Policies) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Schedule Of Accounting Policies [Line Items]
Principles of Combination and Basis of Presentation
Principles of Combination and Basis of Presentation

The accompanying combined financial statements include the accounts of Vencore and its wholly owned subsidiaries and Keypoint and its wholly owned subsidiaries (collectively, the “Company”, “we”, “us”, or “our”), and are being presented as entities under common control. The combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany balances and transactions have been eliminated in consolidation and combination. All financial information presented in the financial statements and notes herein is presented in thousands.

The combined financial statements do not necessarily represent the results of the Company had it been operating as one entity during the periods presented in these financials statements. In most instances throughout the accompanying notes to these financial statements, financial results are combined, unless it is more meaningful to disclose Vencore and Keypoint separately.

The fiscal year of the Company ends on December 31 of each calendar year. Vencore’s fiscal quarters end on the last Friday of March, June and September. Keypoint’s fiscal quarters end on the last day of March, June and September.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. These estimates are based on management’s best knowledge of historical experience, current events and various other assumptions that management considers reasonable under the circumstances. Actual results could differ from those estimates. Areas of the financial statements where estimates may have the most significant effect include, but are not limited to, unbilled receivables, inputs used for computing pension and post‑retirement related liabilities, estimates to complete for customer contracts, estimated returns, accrued liabilities and expenses, estimated useful lives of identified intangible assets, depreciation and amortization, allowance for doubtful accounts, evaluation of goodwill and other assets for impairment, valuation of Class B/B‑1 membership interests, valuation of contingent consideration and incurred but not reported expenses for self‑insurance.

Revenue Recognition
Revenue Recognition

Substantially all of the Company’s revenue is derived from contracts with the U.S. Government. The Company generates its revenue from the following types of contractual arrangements: cost‑reimbursable contracts, fixed‑price contracts or time‑and‑materials contracts.

Revenue on cost‑reimbursable contracts is recognized as services are performed generally based on the allowable costs incurred during the period plus any recognizable earned fee. The Company considers fixed fees under cost‑reimbursable contracts to be earned in proportion to the allowable costs incurred in performance of the contract. For cost‑reimbursable contracts that include performance‑based fee incentives, which are principally award fee arrangements, the Company recognizes income when such fees are probable and estimable, and the fees are recognized throughout the term of the contract in proportion to the allowable costs incurred. Estimates of the total fee to be earned are made based on contract provisions, prior experience with similar contracts or customers and management’s evaluation of the Company’s performance on such contracts. Contract costs, including indirect expenses, are subject to audit by the Defense Contract Audit Agency and, accordingly, are subject to possible cost disallowances. The Company records contract reserves against open indirect cost audits and re‑measures the liability on a quarterly basis.

Revenue on fixed‑price contracts is primarily recognized using the percentage‑of‑completion method based on actual costs incurred relative to total estimated costs for the contracts, which are recorded using the cost‑to‑cost method. These estimated costs are updated during the term of the contract and may result in revision by the Company of recognized revenue and estimated costs in the period in which the changes in the estimated costs are identified. Profits on fixed‑price contracts result from the difference between incurred costs used to calculate the percentage of completion and revenue earned.

Revenue earned under time‑and‑materials contracts is recognized as hours are worked based on contractually billable rates to the client. Costs on time‑and‑materials contracts are expensed as incurred.

Contract accounting requires significant judgment relative to assessing risks, estimating contract revenue and costs and assumptions for schedule and technical issues. Due to the size and nature of many of our contracts, developing total revenue and costs at completion estimates requires the use of significant judgment. Contract costs include direct labor and billable expenses, other direct costs, as well as allocations of allowable indirect costs. Billable expenses are comprised of subcontracting cost and other “out‑of‑pocket” costs that often include, but are not limited to, travel‑related costs and other charges. The Company recognizes revenue and billable expenses from these transactions on a gross basis because it is the primary obligor on its contracts with customers. Provisions for estimated losses at completion, if any, are recognized in the period in which the loss becomes evident. The provisions include estimated costs in excess of estimated revenue and any profit margin previously recognized.

Significant estimate‑at‑completion (“EAC”) adjustments on a single contract could have a material effect on the Company’s combined financial position or annual results of operations. We review and update our contract‑related estimates regularly. When adjustments in estimated contract revenues or estimated costs at completion are required on contracts, any changes from prior estimates are recognized as an inception‑to‑date adjustment in the period in which the facts necessitating the revision become known with the exception of contracts acquired through acquisition, where the adjustment is made for the period commencing from the date of acquisition. Changes in these estimates can occur over the contract performance period for a variety of reasons, including changes in contract scope, contract cost estimates and estimated incentive or award fees. The net impact of adjustments in contract estimates on our income from operations and net income totaled $1.5 million, $2.0 million, $1.4 million, $0.0 million and $0.3 million for the years ended December 31, 2015, 2016 and 2017 and three months ended March 31, 2017 and March 30, 2018, respectively.

Revenue on fixed unit price contracts, where specified units of output under service arrangements are delivered, is recognized when realized or realizable and earned, as units are delivered based on the specified price per unit. Delivery is represented by the final submission of the completed case (a “case” being defined as the total amount of work required to complete the background investigation as requested by the customer) in accordance with the contract. The Company considers the case to be the unit of account.

The Company has entered into fixed-unit price contracts with a large customer, for which the revenues from the services provided under these contracts are recognized upon case completion. In order to recognize revenue only for completed cases, management first records revenue for all cases when the case reaches the “fieldwork finished” (“FF”) status. FF is the point where the Company believes it has performed all the necessary work, the report is delivered to the customer and the case is complete. This is also the point when revenue is fully recognized if no further re-work is required. There are situations whereby the customer requests rework on some of the cases subsequent to FF, in which case management records an adjustment at month end, based on an estimate of the percentage of cases that may be re-opened for rework or may perform additional steps upon requests by the customer (“re-work provision”). Historically, that estimate has averaged at approximately 18% and was reported as case rework provision and presented as contra revenue and a corresponding contra receivable in the accompanying combined financial statements. The revenue related to the re-worked cases is recognized when the rework is completed.

Management records revenue at 100% for the case at FF status and as required by the contract terms, bills only 90% of the revenue at that time, while the remaining 10% is billed when the case is marked completed by the customer. This 10% holdback is recognized as an unbilled receivable until it is transferred to billed receivable when the case is deemed completed by the customer.

Cash
Cash

Cash includes cash on hand which is maintained in bank accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.

Restricted Cash
Restricted Cash

The Company had a letter of credit outstanding as of December 31, 2016 and 2017 from its revolving credit facility to provide credit support for certain insurance policies in the event of default. As of March 30, 2018, the restricted cash balance was not deemed necessary.

Concentration of Risk
Concentration of Credit Risk

Financial instruments that are concentrations of credit risk consist principally of trade receivables. The risk related to trade receivables is mitigated by having contracts with departments and agencies of the U.S. Government and state and local governments. We do not generally require collateral or other security to support trade receivables. We do not have any off‑balance sheet credit exposure related to our trade receivables.

Receivables
Receivables

Receivables include amounts billed and currently due from customers, as well as amounts currently due but unbilled. The Company maintains allowances for doubtful accounts against certain receivables based upon the latest information regarding whether invoices are ultimately collectible. Assessing the collectability of customer receivables requires management judgment. The Company serves the U.S. Government and state and local governments. The Company determines its allowance for doubtful accounts by specifically analyzing individual accounts receivable, historical bad debts, current economic conditions and accounts receivable aging trends. Upon determination that a receivable is uncollectible, the receivable balance and any associated reserve are written off. Pursuant to contract provisions, U.S. Government agencies and certain other customers have title to, or a security interest in, assets related to such contracts as a result of advances, performance‑based payments and progress payments. We reflect those advances and payments as billings in excess of costs incurred for contracts that we account for on a percentage‑of‑completion basis using the cost‑to‑cost method to measure progress towards completion.

Long‑term unbilled receivables related to retainage, holdbacks and long‑term rate settlements to be billed at contract closeout are included within accounts receivable, net in the accompanying combined balance sheets.

Property and Equipment
Property and Equipment

Property and equipment are recorded at cost, and the balances are presented net of accumulated depreciation. The cost of software purchased or internally developed is capitalized, as appropriate.

Depreciation is calculated using the straight‑line method over the estimated useful lives of the assets. Furniture and fixtures are depreciated over 7 to 10 years, computer equipment is depreciated over 3 to 5 years, machinery and equipment is depreciated over 3 to 5 years, and software purchased or developed for internal use is depreciated over 3 to 5 years. Leasehold improvements are amortized over the shorter of the remaining lease term or the useful life of the improvements. Repairs and maintenance costs are expensed as incurred.

Leases
Leases

Rent expense is recorded on a straight‑line basis over the life of the applicable lease. The difference between the cash payment and rent expense is recorded as deferred rent in either other current liabilities or other long‑term liabilities in the combined balance sheets, depending on when the amounts will be recognized.

Intangible Assets
Intangible Assets

Intangible assets represent assets acquired as part of the Company’s business acquisitions and include customer contractual relationships, backlog, technology, favorable leasehold interests, non‑compete agreements, internal software, trademarks and trade names. Finite‑lived intangible assets are amortized on a straight‑line basis over the expected useful life. Customer relationships are amortized over 8 to 24 years and technology is amortized over 7 to 10 years. Backlog is amortized over 16 years, non‑compete agreements are amortized over 5 years, and leasehold interests are amortized over the shorter of the useful life of the asset or the lease term. Trademarks are amortized over the remaining legal life of the trademark if the Company does not intend to renew the trademark. Trademarks are defined as indefinite‑lived assets if the Company intends to continuously renew the trademark. Indefinite‑lived trademarks and trade names are not amortized, but are tested for impairment on at least an annual basis and more frequently if interim indicators of impairment exist. The trade name is considered to be impaired if the carrying value exceeds its estimated fair value. The Company uses the relief from royalty method to estimate the fair value. The fair value of the asset is the present value of the license fees avoided by owning the asset, or the royalty savings.

Goodwill
Goodwill

The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired and liabilities assumed. Keypoint and Vencore evaluate goodwill at least annually on September 30 and October 31, respectively, for impairment or whenever events or circumstances indicate that the carrying value of goodwill may not be fully recoverable. Goodwill is considered to be impaired when the net book value of a reporting unit exceeds its estimated fair value.

Impairment of Long-lived Assets
Impairment of Long‑lived Assets

The Company reviews its long‑lived assets, including property and equipment and amortizable intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for any excess of the carrying amount over the fair value of the asset.

Self-Insurance Liability
Self‑Insurance Liability

The Company maintains self‑funded medical insurance. Self‑funded plans include health benefits and also prescription drug and dental benefits. The Company records an incurred but unreported claim liability for self‑funded plans based on an actuarial valuation within other current liabilities. The estimate of the incurred but unreported claim liability is provided by a third party valuation firm, primarily based on claims and participant data for the medical, dental, and pharmacy related costs.

Defined Benefit Plan and Other Postretirement Benefits
Defined Benefit Plan and Other Postretirement Benefits

The Company recognizes the underfunded status of defined benefit plans on the combined balance sheets within accrued pension and other post retirement liabilities, net of current portion and other current liabilities. The Company recognizes the overfunded status of defined benefit plans on the consolidated balance sheets within other long term assets. Gains and losses and prior service costs and credits that have not yet been recognized through net periodic benefit cost are recognized in accumulated other comprehensive income (loss), net of tax effects, and will be amortized as a component of net periodic cost in future periods. The measurement date, the date at which the benefit obligations are measured, is the Company’s fiscal year‑end.

Fair Value
Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, we consider the principal or most advantageous market in which the asset or liability would transact, and if necessary, consider assumptions that market participants would use when pricing the asset or liability.

The accounting standard established a fair value hierarchy that prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than quoted prices in active markets that are observable either directly or indirectly (Level 2); and unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions (Level 3). Assets and liabilities are classified in their entirety within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. See “Note 17 - Fair Value Measurements” for additional information on the Company’s fair value measurements.

Share-based Compensation
Share‑based Compensation

Vencore measures and recognizes share‑based compensation expense for all share‑based awards made to employees and directors using fair value methods over the requisite service period. The fair value of total equity is determined using the income approach, specifically the discounted cash flow method, and the market approach, specifically the guideline public company method. Equity allocation among Vencore’s various classes of equity is determined based on the option‑pricing method. The fair value indications are adjusted to reflect the rights of the holder.

Vencore records the expense associated with these awards on a straight‑line basis over the five‑year vesting period with a corresponding liability. The awards are re‑measured each reporting period with the resulting increase or decrease to compensation expense and liability based on the pro rata portion of the fair value on the balance sheet date. In the case of modifications of awards, additional share‑based compensation expense is based on the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. Share‑based compensation expense is classified as general and administrative expenses consistent with other compensation expense associated with the award recipient. See “Note 21 - Share‑based Compensation” and “Note 17 - Fair Value Measurements” for further details.

Keypoint has not recognized any compensation costs related to its incentive bonus awards issued to management of Keypoint as they are subject to performance conditions based on events that results in change in control, in which case compensation cost will be recognized over the requisite service period only if the events are probable of occurring. Keypoint has consistently followed the definition of “probable” as defined in ASC 718, relating to the change in control provisions and deemed that it is not probable of the event to occur.

Cost of Revenue	Costs of Revenue Costs of revenue consist of direct labor and associated fringe benefits, indirect overhead, subcontractor costs, travel expenses and other expenses incurred to perform on contracts.
General and administrative expenses
General and Administrative Expenses

General and administrative expenses include the salaries and wages and fringe benefits of our employees not performing work directly for customers. Among the functions covered by these costs are business development, IT services, finance and accounting, legal, executive management, human resources and recruiting.

Deferred Costs
Deferred Costs

Deferred Direct Costs

Directly attributable costs for certain contracts where revenue is determined on a completed performance model are deferred until the final submission is done and revenue is recognized. Periodic reviews are performed to ensure such deferred costs are fully realizable.

Deferred Indirect Costs

Included in the combined balance sheets are certain costs related to the performance of our U.S. Government contracts which are required to be recorded under U.S. GAAP but are not currently allocable to contracts. Such restructuring costs represent activities across Vencore including elimination of redundant employees, capabilities and certain leased and owned facilities. Restructuring costs include severance and abandoned leases costs. As of December 31, 2016 and 2017, and March 30, 2018, deferred contract costs were approximately $14.4 million, $9.4 million, and $8.2 million, respectively. These costs are allocated to contracts when they are billable as agreed upon by the Defense Contract Management Agency and amortized by the Company over a 3 to 5 year period. We regularly assess the probability of recovery of these costs. This assessment requires us to make assumptions about the extent of cost recovery under our contracts and the amount of future contract activity. If the level of backlog in the future does not support the continued deferral of these costs, the profitability of our remaining contracts could be adversely affected.

Income Taxes
Income Taxes

We account for income taxes in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 740, Income Taxes, under which an asset and liability approach is used for the recognition of deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the carrying amounts of assets and liabilities for financial reporting purposes and their respective tax bases, including net operating loss carryforwards.

Deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences. Temporary differences are primarily the result of the differences between the tax bases of assets and liabilities and their financial reporting amounts. Deferred tax assets and liabilities are measured using enacted statutory tax rates applicable to the future years in which the deferred amounts are expected to be settled or realized. The effect of a change in tax rates is recognized in the provision for income tax in the period the change in rates is enacted.

A valuation allowance is recorded against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment for a valuation allowance requires judgment on the part of the Company with respect to the benefits that may be realized.

Any interest or penalties incurred in connection with income taxes are recorded as part of income tax expense for financial reporting purposes.

Commitments and Contingencies
Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. The Company is currently involved in various claims and legal proceedings, but does not believe the loss contingencies are probable or estimable and therefore has not accrued for them.

Comprehensive Income (loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is the change in equity of a business enterprise during a period resulting from transactions and other events and circumstances from non‑owner sources. Comprehensive income (loss) consists of net income (loss); actuarial gain (loss) on post‑retirement plans, net of tax; reclassifications from accumulated other comprehensive income (loss), net of tax from post‑retirement plans; net changes in available‑for‑sale securities; and reclassifications from accumulated other comprehensive income (loss), net of tax from available‑for‑sale securities.

Variable Interest Entities
Variable Interest Entities

ASC Topic 810, Consolidation (“ASC Topic 810”) requires the consolidation of entities that are controlled by a company through interests other than voting interests. Entities that do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (“VIE”). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE’s capital structure, contractual terms, nature of the VIE’s operations and purpose, and the Company’s relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.
Vencore applies the cumulative earnings approach and classifies cash inflows and outflows as operating activities unless Vencore’s cumulative distributions exceed cumulative equity in earnings recognized by Vencore (as adjusted for amortization of basis differences). When such an excess occurs, the current‑period distribution up to this excess is considered a return of investment and is classified as cash inflows from investing activities.

The Company considers whether the value of any of its equity method investments has been impaired whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If the Company considered any such decline to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), an impairment loss would be recorded.

Recent Accounting Pronouncements and Standards Issued But Not Yet Effective
Recently Issued Accounting Pronouncements

On May 1, 2015, the FASB issued ASU 2015‑07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (a consensus of the FASB Emerging Issues Task Force) (“ASU 2015‑07”). Under the amendments in this ASU, investments for which fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. Removing those investments from the fair value hierarchy not only eliminates the diversity in practice resulting from the way in which investments measured at net asset value per share (or its equivalent) with future redemption dates are classified, but also ensures that all investments categorized in the fair value hierarchy are classified using a consistent approach. The amendments in ASU 2015‑07 are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with early adoption permitted. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the NAV per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. The Company has adopted ASU 2015‑07 for the year ended December 31, 2016 and has applied this guidance with respect to the Company’s deferred compensation plan assets discussed in “Note 19 - Postretirement Plans.” As a result of adopting this ASU, investments totaling $273 million were reclassified from fair value hierarchy to NAV at December 31, 2016. At December 31, 2017, investments totaling $303 million were presented at NAV.

The Company has elected to early adopt ASU 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force), issued by the FASB on August 26, 2016 (“ASU 2016‑15”). This ASU addresses the following eight specific cash flow issues: debt prepayment or debt extinguishment costs; settlement of zero‑coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate‑owned life insurance policies (including bank‑owned life insurance policies); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. The amendments in this ASU apply to all entities, including both business entities and not‑for‑profit entities that are required to present a statement of cash flows under Topic 230. Effective January 1, 2016, the Company has adopted the provisions of ASU 2016‑15 retrospectively by classifying debt extinguishment costs of $1.8 million as financing activities for the year ended December 31, 2016; reclassifying a contingent consideration payment of $9.6 million made in June 2015 from investing to a cash outflow for operating activities of $5.0 million and a cash outflow for financing activities of $4.6 million for the year ended December 31, 2015; and reclassifying activity related to corporate‑owned life insurance between operating activities and investing activities for the year ended December 31, 2015.

In March 2017, the FASB issued ASU 2017‑07, Compensation - Retirement Benefit (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU 2017‑07”), which changes the presentation of net periodic benefit cost related to employer sponsored defined benefit plans and other postretirement benefits. Service cost is included within the same income statement line item as other compensation costs arising from services rendered during the period, while other components of net periodic benefit cost will be presented separately outside of operating income. Additionally, only service costs may be capitalized in assets. ASU 2017‑07 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We adopted the requirements of ASU No. 2017-07 on January 1, 2018 using retrospective income statement presentation. Service cost is now reported as cost of revenue and the other components of net periodic benefit cost are reported as Other, net in the Combined Statements of Operations. The adoption of ASU 2017-07 resulted in the reclassification of net credits from Cost of revenue to Other, net of $11,634 thousand, $6,726 thousand and $9,259 thousand for the years ended December 31, 2015, 2016 and 2017, respectively, and $2,324 thousand and $2,329 thousand for the three-month periods ended March 31, 2017 and March 30, 2018, respectively. See Note 19 “Postretirement Plans” for the components of net periodic benefit cost.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, clarifying the treatment of restricted cash on the statements of cash flows. Under the new standard, amounts considered restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statements of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. The Company adopted the standard on January 1, 2018, on a retrospective basis. The adoption of the amendment changed the presentation of certain information in the Combined Statements of Cash Flows, resulting in the presentation of a reconciliation of total cash, cash equivalents and restricted cash and restricted cash equivalents and their related captions on the balance sheet amounting to $25.5 million, $160 thousand, $0, $0 and $80 thousand for the years ended December 31, 2015, 2016 and 2017 and the three months ended March 31, 2017 and March 30, 2018, respectively.

Standards Issued But Not Yet Effective

The following ASUs were recently issued but have not yet been adopted:

In May 2014, the FASB issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”). ASU 2014‑09 will eliminate transaction‑ and industry‑specific revenue recognition guidance under current U.S. GAAP and replace it with a principle‑based approach for determining revenue recognition. ASU 2014‑09 will require that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. The ASU also will require additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014‑09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein, with early adoption permitted for interim and annual reporting periods beginning after December 15, 2016. ASU 2014‑09 may be adopted either retrospectively or on a modified retrospective basis whereby ASU 2014‑09 would be applied to new contracts and existing contracts with remaining performance obligations as of the effective date, with a cumulative catch‑up adjustment recorded to beginning retained earnings at the effective date for existing contracts with remaining performance obligations.

In 2016, the FASB issued ASU 2016‑08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016‑10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, and ASU 2016‑12, Revenue from Contracts with Customers (Topic 606): Narrow‑Scope Improvements and Practical Expedient to provide supplemental adoption guidance and clarification to ASU 2014‑09. The effective date for these new standards and transition requirements are the same as the effective date and transition requirements for ASU 2014‑09.

In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which allows entities not to make quantitative disclosures about remaining performance obligations in certain cases and require entities that use any of the new or previously existing optional exemptions to expand their qualitative disclosure. The effective date for these new standards and transition requirements are the same as the effective date and transition requirements for ASU 2014‑09.

Management is in the process of reviewing the Company’s revenue contracts and is performing an assessment of the potential effects of the standard on the Company’s combined financial statements and disclosures, accounting policies and internal control over financial reporting. We developed a detailed implementation plan, which included, among other things, an update to our policies, development of disclosures, updates to our controls and application of the guidance across our contract population. We are still assessing the qualitative and quantitative impacts to our combined financial statements as well as a transition method. Management plans to adopt the new standard effective January 1, 2019.

In January 2016, the FASB issued ASU 2016‑01, Financial Instruments - Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016‑01”). The pronouncement requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income, requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset and eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. These changes become effective for the Company’s fiscal year beginning January 1, 2019. The adoption of ASU 2016‑01 is being evaluated by the Company and the adoption is not expected to have a significant impact on the Company’s combined financial position or results of operations.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) (“ASU 2016‑02”) that provides principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. ASU 2016‑02 requires a lessee to recognize assets and liabilities on the balance sheet for operating leases and changes many key definitions, including the definition of a lease. ASU 2016‑02 includes a short‑term lease exception for leases with a term of 12 months or less, in which a lessee can make an accounting policy election not to recognize lease assets and lease liabilities. Lessees will continue to differentiate between finance leases (previously referred to as capital leases) and operating leases, using classification criteria that are substantially similar to the previous guidance. ASU 2016‑02 is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with earlier application permitted. The Company is currently evaluating the effect of the standard on its combined financial statements and related disclosures. Vencore will adopt this standard using a modified retrospective method.

On January 26, 2017, the FASB issued ASU 2017‑04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017‑04”), which simplifies the manner in which an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. In computing the implied fair value of goodwill under Step 2, an entity, prior to the amendments in ASU 2017‑04, had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities, including unrecognized assets and liabilities, in accordance with the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. However, under the amendments in this ASU, an entity should (1) perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and (2) recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, with the understanding that the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, ASU 2017‑04 removes the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails such qualitative test, to perform Step 2 of the goodwill impairment test. Finally, this ASU amends the Overview and Background sections of the Accounting Standards Codification as part of the FASB’s initiative to unify and improve such sections across Topics and Subtopics. Public entities are required to prospectively adopt the standard for their annual, or any interim, goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for all entities for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We adopted this standard in the fourth quarter of 2017 in conjunction with our annual goodwill impairment evaluation process.